PORTFOLIO OF INVESTMENTS

3RD QUARTER

USAA GROWTH FUND

APRIL 30, 2019

48488-0619	©2019, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Growth Fund

April 30, 2019 (unaudited)

Number of Shares	Security	Market Value (000)
	EQUITY SECURITIES (99.0%)
	COMMON STOCKS (99.0%)
	Communications (23.8%)
	Internet (18.5%)
576,066	Alibaba Group Holding Ltd. ADR(a)	$106,901
60,710	Alphabet, Inc. “A”(a)	72,789
44,980	Alphabet, Inc. “C”(a)	53,458
67,612	Amazon.com, Inc.(a)	130,256
160,922	CDW Corp.	16,993
694,895	Facebook, Inc. “A”(a)	134,393
83,666	IAC/InterActiveCorp(a)	18,811

		533,601

	Media (2.7%)
437,807	Comcast Corp. “A”	19,058
132,362	FactSet Research Systems, Inc.	36,514
156,773	Walt Disney Co.	21,473

		77,045

	Telecommunications (2.6%)
1,363,292	Cisco Systems, Inc.	76,276

	Total Communications	686,922

	Consumer, Cyclical (9.8%)
	Airlines (0.6%)
285,632	Southwest Airlines Co.	15,490

	Leisure Time (0.5%)
275,307	Carnival Corp.	15,103

	Lodging (0.6%)
134,186	Marriott International, Inc.”A”	18,306

	Retail (8.1%)
425,524	Dick’s Sporting Goods, Inc.	15,744
146,631	Dollar General Corp.	18,489
83,801	Home Depot, Inc.	17,070
44,236	O’Reilly Automotive, Inc.(a)	16,746
192,937	Ross Stores, Inc.	18,842
1,051,192	Starbucks Corp.	81,657
608,097	Yum China Holdings, Inc.	28,909
335,019	Yum! Brands, Inc.	34,973

		232,430

	Total Consumer, Cyclical	281,329

1 | USAA Growth Fund

Number of Shares	Security	Market Value (000)
	Consumer, Non-cyclical (23.1%)
	Beverages (3.7%)
912,095	Coca-Cola Co.	$44,747
1,024,135	Monster Beverage Corp.(a)	61,039

		105,786

	Biotechnology (3.2%)
157,649	Amgen, Inc.	28,270
225,061	Gilead Sciences, Inc.	14,638
146,066	Regeneron Pharmaceuticals, Inc.(a)	50,121

		93,029

	Commercial Services (3.3%)
114,357	Automatic Data Processing, Inc.	18,799
82,881	Cintas Corp.	17,997
172,568	PayPal Holdings, Inc.(a)	19,461
92,427	S&P Global, Inc.	20,395
184,011	Total System Services, Inc.	18,813

		95,465

	Cosmetics/Personal Care (3.1%)
498,693	Colgate-Palmolive Co.	36,300
505,446	Procter & Gamble Co.	53,820

		90,120

	Food (1.7%)
3,108,654	Danone S.A. ADR	50,422

	Healthcare Products (2.0%)
67,006	Alcon, Inc.(a)	3,900
66,616	Thermo Fisher Scientific, Inc.	18,482
248,961	Varian Medical Systems, Inc.(a)	33,901

		56,283

	Healthcare-Services (1.7%)
55,785	Anthem, Inc.	14,673
125,178	HCA Healthcare, Inc.	15,926
78,040	UnitedHealth Group, Inc.	18,189

		48,788

	Pharmaceuticals (4.4%)
162,159	AbbVie, Inc.	12,874
270,118	Merck & Co., Inc.	21,261
335,033	Novartis AG ADR	27,550
980,624	Novo Nordisk A/S ADR	48,060
168,221	Zoetis, Inc.	17,132

		126,877

	Total Consumer, Non-cyclical	666,770

	Energy (1.0%)
	Oil & Gas Services (1.0%)
699,735	Schlumberger Ltd.	29,865

	Financial (10.5%)
	Banks (0.6%)
67,838	SVB Financial Group(a)	17,076

	Diversified Financial Services (9.0%)
334,782	American Express Co.	39,247

Portfolio of Investments | 2

Number of Shares	Security	Market Value (000)
71,985	Mastercard, Inc. “A”	$18,301
712,467	SEI Investments Co.	38,794
546,006	Synchrony Financial	18,930
871,924	Visa, Inc. “A”	143,370

		258,642

	Insurance (0.6%)
234,746	Progressive Corp.	18,346

	Real Estate (0.3%)
175,270	CBRE Group, Inc. “A”(a)	9,126

	Total Financial	303,190

	Industrial (9.6%)
	Aerospace/Defense (1.2%)
46,074	Boeing Co.	17,402
49,175	Lockheed Martin Corp.	16,391

		33,793

	Electronics (0.6%)
166,555	Amphenol Corp. “A”	16,582

	Hand/Machine Tools (0.6%)
95,243	Snap-on, Inc.	16,028

	Machinery-Diversified (2.3%)
295,277	Deere & Co.	48,907
92,694	Rockwell Automation, Inc.	16,751

		65,658

	Miscellaneous Manufacturers (0.6%)
117,164	Illinois Tool Works, Inc.	18,234

	Packaging & Containers (1.2%)
301,215	Berry Global Group, Inc.(a)	17,712
292,730	Crown Holdings, Inc.(a)	17,016

		34,728

	Transportation (3.1%)
686,951	Expeditors International of Washington, Inc.	54,558
89,027	Norfolk Southern Corp.	18,163
102,256	Union Pacific Corp.	18,103

		90,824

	Total Industrial	275,847

	Technology (21.2%)
	Computers (1.6%)
87,344	Apple, Inc.	17,527
226,300	Cognizant Technology Solutions Corp. “A”	16,511
94,717	International Business Machines Corp.	13,286

		47,324

	Semiconductors (6.3%)
138,646	KLA-Tencor Corp.	17,675
94,191	Lam Research Corp.	19,538
240,918	NVIDIA Corp.	43,606
778,403	QUALCOMM, Inc.	67,044
148,595	Texas Instruments, Inc.	17,509
128,738	Xilinx, Inc.	15,466

		180,838

3 | USAA Growth Fund

Number of Shares	Security	Market Value (000)
	Software (13.3%)
65,876	Adobe, Inc.(a)	$19,055
484,466	Autodesk, Inc.(a)	86,337
590,359	Cerner Corp.(a)	39,229
143,113	Citrix Systems, Inc.	14,449
151,288	Fidelity National Information Services, Inc.	17,539
684,527	Microsoft Corp.	89,399
2,101,744	Oracle Corp.	116,289

		382,297

	Total Technology	610,459

	Total Common Stocks (cost: $1,539,201)	2,854,382

	Total Equity Securities (cost: $1,539,201)	2,854,382

	MONEY MARKET INSTRUMENTS (0.7%)
	GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.7%)
21,845,830	State Street Institutional Treasury Money Market Fund Premier Class, 2.33%(b) (cost: $21,846)	21,846

	Total Investments (cost: $1,561,047)	$2,876,228

($ in 000s)	VALUATION HIERARCHY
Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
Equity Securities:
Common Stocks	$2,854,382	$—	$—	$2,854,382
Money Market Instruments:
Government & U.S. Treasury Money Market Funds	21,846	—	—	21,846

Total	$2,876,228	$—	$—	$2,876,228

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

The Portfolio of Investments uses the Bloomberg Industry Classification System (BICS), which may differ from the Fund’s compliance classification.

At April 30, 2019, the Fund did not have any transfers into/out of Level 3.

Portfolio of Investments | 4

NOTES TO PORTFOLIO OF INVESTMENTS

April 30, 2019 (unaudited)

GENERAL NOTES

A. Security valuation – USAA MUTUAL FUNDS TRUST (the Trust) and Board of Trustees (the Board) has established the Valuation and Liquidity Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the USAA Growth Fund (the Fund) valuation policies and procedures, which are approved by the Board. The Fund utilizes independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of each Fund’s net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Funds are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sale or official closing price and the close of normal trading on the NYSE on a day each Fund’s NAV is calculated will not need to be reflected in the value of the Funds’ foreign securities. However, the USAA Asset Management Company (the Manager) and the Funds’ subadviser(s) will monitor for events that would materially affect the value of the Fund’s foreign securities. The Funds’ subadviser(s) has agreed to notify the Manager of significant events they identify that would materially affect the value of the Funds’ foreign securities. If the Manager determines that a particular event would materially affect the value of the Funds’ foreign securities, then the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

5 | USAA Growth Fund

3. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

4. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5. Repurchase agreements are valued at cost.

6. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager’s own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Notes to Portfolio of Investments | 6

C. The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $2,883,671,000 at April 30, 2019, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 8.2% of net assets at April 30, 2019.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR	American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES

(a)	Non-income-producing security.

(b)	Rate represents the money market fund annualized seven-day yield at April 30, 2019.

7 | USAA Growth Fund